Trade and other receivables - Summary Of Trade And Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other receivables [line items]
Trade and other receivables	$ 240	$ 206
Trade receivables
Disclosure of trade and other receivables [line items]
Current investments	136	138
Trade receivables | Cost
Disclosure of trade and other receivables [line items]
Current investments	169	161
Trade receivables | Loss allowance
Disclosure of trade and other receivables [line items]
Current investments	(33)	(23)
Payment cycle receivables
Disclosure of trade and other receivables [line items]
Current investments	104	68
Payment cycle receivables | Cost
Disclosure of trade and other receivables [line items]
Current investments	113	75
Payment cycle receivables | Loss allowance
Disclosure of trade and other receivables [line items]
Current investments	$ (9)	$ (7)